Income Tax (Schedule of Reconciliation Between Theoretical Tax on Pre-tax Profit (loss) and Tax Expense (income) ) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [Abstract]
Profit (loss) before taxes on income	₪ (130)	₪ (70)	₪ 153
Primary tax rate of the Group	23.00%	23.00%	24.00%
Tax calculated according to the Group's primary tax rate	₪ (30)	₪ (16)	₪ 37
Additional tax (tax saving) in respect of:
Non-deductible expenses	5	6	5
Taxes in respect of previous years		1	(1)
Other differences	2	3	(1)
Tax on income (tax benefit)	₪ (23)	₪ (6)	₪ 40